Short-term Loans	12 Months Ended
Dec. 31, 2023
Short-term Loans
Short-term Loans
15.	Short-term Loans

As of December 31, 2022 and 2023, the short-term loans balances represent short-term loan arrangements with financial institutions which were repayable within a maturity term ranging from one week to one year and charged at a fixed interest rates ranging 0.65% and 5.85% per annum. As of December 31, 2022 and 2023, the weighted average interest rate for the outstanding short-term loans was approximately 4.36% and 3.79%, respectively. The short-term loans are mainly denominated in RMB and US$.

The Group has entered into several uncommitted loan credit facility agreements provided by certain financial institutions. As of December 31, 2023, US$3.1 billion of such credit facilities has not been utilized.

The Group has also entered into several guarantee agreements in the aggregate amount of US$2.3 billion in respect of certain credit facilities taken by the Company and its subsidiaries. As at December 31, 2023, US$1.1 billion of such credit facilities had not been utilized.